Accumulated Other Comprehensive Income: (Tables)	3 Months Ended
Mar. 31, 2013
Unrealized Gains Losses on Derivative Instruments

The following table summarizes the unrealized gains (losses) on derivative instruments including the impact of components reclassified into net income from accumulated other comprehensive income for the three months ended March 31, 2012 and 2013 (in millions):

	Three Months Ended March 31,
Other Comprehensive Income Components	2012	2013	Affected Line Item in the Statement of Comprehensive Income for Components Reclassified from OCI
Unrealized gain (loss) on cash flow hedges and other	$—	$1

Less: gain (loss) on cash flow hedges reclassified into income
Interest rate contracts	4	3	Interest expense and amortization of deferred financing fees
Currency forward contracts	—	(1)	Cost of sales and direct operating

Total reclassified into income	4	2
Less: income tax benefit (expense)	(1)	(1)

Unrealized gain (loss) on derivative instruments, net of tax	$3	$2

Component of Accumulated Other Comprehensive Loss, Net of Tax

The following table provides a rollforward of the components of accumulated other comprehensive loss, net of tax, through March 31, 2013 as follows (in millions):

	Gains and Losses on Cash Flow Hedges	Currency Translation	Accumulated Other Comprehensive Income
Balance at December 31, 2012	$1	$(4)	$(3)

Other comprehensive income before reclassifications	1	(46)	(45)
Amounts reclassified from accumulated other comprehensive income net of tax	1	—	1

Net current-period other comprehensive income	2	(46)	(44)

Balance at March 31, 2013	$3	$(50)	$(47)